SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Investments in associates accounted for using equity method	$ 4,170	$ 3,895
Investments in joint ventures accounted for using equity method	4,908	6,184
Carrying amount of interests in associates and joint ventures	10,393	11,420
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Investments in joint ventures accounted for using equity method	872	884
Share of:
Income from continuing operations	146	140
Other comprehensive income (loss)	20	12
Total comprehensive income (loss)	166	152
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Investments in associates accounted for using equity method	443	457
Share of:
Income from continuing operations	8	16
Other comprehensive income (loss)	6	3
Total comprehensive income (loss)	14	19
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	1,315	1,341
Share of:
Income from continuing operations	154	156
Other comprehensive income (loss)	26	15
Total comprehensive income (loss)	$ 180	$ 171